Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments
Schedule of fair value of financial instruments

	Fair Value Measurements at December 31, 2011 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$208,931	$208,931	$—
Bank time deposits(2)	285,622	—	285,622
Available-for-sale securities(3)	63,864	63,864
Total	$558,417	$272,795	$285,622

	Fair Value Measurements at December 31, 2010 (In thousands)
	Total	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)
Money market funds(1)	$226,509	$226,509	$—
Bank time deposits(2)	437,309	—	437,309
Available-for-sale securities(3)	2,368	2,368
Total	$666,186	$228,877	$437,309

(1)   Included in cash and cash equivalents on the Company’s consolidated balance sheets.

(2)   Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

(3)   Included in Equity Investments on the Company’s consolidated balance sheets.